CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A common shares [Member] shares	Class B common shares [Member] shares	common Stock [Member] Class A common shares [Member] CNY (¥) shares	common Stock [Member] Class B common shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] CNY (¥)	Total YY Inc.'s shareholders' equity [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Balance at Dec. 31, 2015	¥ 3,246,819				¥ 43	¥ 27	¥ 2,011,799	¥ 56,507	¥ 1,207,168	¥ (36,385)	¥ 3,239,159	¥ 7,660
Balance (in shares) at Dec. 31, 2015 | shares					728,227,848	369,557,976
Issuance of common shares for exercised share options	9				¥ 0	¥ 0	9	0	0	0	9	0
Issuance of common shares for exercised share options (in shares) | shares					234,720	0
Issuance of common shares for vested restricted shares and restricted share units	0				¥ 0	¥ 0	0	0	0	0	0	0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares					11,652,460	0
Class B common shares converted to Class A common shares (issued)					¥ 1
Class B common shares converted to Class A common shares (issued) (in shares) | shares					10,000,000
Class B common shares converted to Class A common shares (converted)						¥ (1)
Class B common shares converted to Class A common shares (converted) (in shares) | shares						(10,000,000)
Share-based compensation	143,922				¥ 0	¥ 0	143,922	0	0	0	143,922	0
Deemed disposal of partial interest in a subsidiary arising from conversion of liability	5,718				0	0	5,718	0	0	0	5,718	0
Other change in equity in an equity investment	4,800				0	0	4,800	0	0	0	4,800	0
Deemed disposal of partial interest in an equity investment	(482)				0	0	(482)	0	0	0	(482)	0
Appropriation to statutory reserves	0				0	0	0	2,350	(2,350)	0	0	0
Set-up of subsidiaries with non-controlling interest shareholders	6,500				0	0	0	0	0	0	0	6,500
Capital injection in subsidiaries from non-controlling interest shareholders	4,142				0	0	0	0	0	0	0	4,142
Acquisition of subsidiaries with non-controlling interest shareholders	291				0	0	0	0	0	0	0	291
Components of comprehensive income
Net income (loss) attributable to YY Inc. and non-controlling interest shareholders	1,511,385				0	0	0	0	1,523,918	0	1,523,918	(12,533)
Unrealized gain (loss) of available-for-sale securities	134,768				0	0	0	0	0	134,768	134,768	0
Foreign currency translation adjustments, net of nil tax	(5,317)				0	0	0	0	0	(5,317)	(5,317)	0
Balance at Dec. 31, 2016	5,052,555				¥ 44	¥ 26	2,165,766	58,857	2,728,736	93,066	5,046,495	6,060
Balance (in shares) at Dec. 31, 2016 | shares					750,115,028	359,557,976
Issuance of common shares for exercised share options	20				¥ 0	¥ 0	20	0	0	0	20	0
Issuance of common shares for exercised share options (in shares) | shares					379,120	0
Issuance of common shares for vested restricted shares and restricted share units	0				¥ 1	¥ 0	(1)	0	0	0	0	0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares					20,926,760	0
Issuance of common shares	2,946,134				¥ 9		2,946,125	0	0	0	2,946,134	0
Issuance of common share (in shares) | shares					132,250,000
Class B common shares converted to Class A common shares (issued)					¥ 3
Class B common shares converted to Class A common shares (issued) (in shares) | shares					41,575,000
Class B common shares converted to Class A common shares (converted)						¥ (3)
Class B common shares converted to Class A common shares (converted) (in shares) | shares						(41,575,000)
Share-based compensation	257,661				¥ 0	¥ 0	229,435	0	0	0	229,435	28,226
Deemed disposal of partial interest in an equity investment	(1,501)				0	0	(1,501)	0	0	0	(1,501)	0
Appropriation to statutory reserves	0				0	0	0	3,861	(3,861)	0	0	0
Set-up of subsidiaries with non-controlling interest shareholders	20,816				0	0	0	0	0	0	0	20,816
Capital injection in subsidiaries from non-controlling interest shareholders	44,059				0	0	0	0	0	0	0	44,059
Acquisition of subsidiaries with non-controlling interest shareholders	453				0	0	0	0	0	0	0	453
Disposal of subsidiaries with non-controlling interest shareholders	12,833				0	0	0	0	0	0	0	12,833
Components of comprehensive income
Net income (loss) attributable to YY Inc. and non-controlling interest shareholders	2,502,334				0	0	0	0	2,512,923	0	2,512,923	(10,589)
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value	(19,842)						0	0	(19,688)	0	(19,688)	(154)
Unrealized gain (loss) of available-for-sale securities	(41,150)				0	0	0	0	0	(41,150)	(41,150)	0
Foreign currency translation adjustments, net of nil tax	(61,513)				0	0	0	0	0	(61,513)	(61,513)	0
Balance at Dec. 31, 2017	10,712,859				¥ 57	¥ 23	5,339,844	62,718	5,218,110	(9,597)	10,611,155	101,704
Balance (in shares) at Dec. 31, 2017 | shares			945,245,908	317,982,976	945,245,908	317,982,976
Adoption of ASU 2016-01 at Dec. 31, 2017	0				¥ 0	¥ 0	0	0	87,802	(87,802)	0	0
Issuance of common shares for exercised share options	7				¥ 0	¥ 0	7	0	0	0	7	0
Issuance of common shares for exercised share options (in shares) | shares					154,260	0
Issuance of common shares for vested restricted shares and restricted share units	0				¥ 0	¥ 0	0	0	0	0	0	0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares					6,540,680	0
Class B common shares converted to Class A common shares (issued)					¥ 2
Class B common shares converted to Class A common shares (issued) (in shares) | shares					29,800,000
Class B common shares converted to Class A common shares (converted)						¥ (2)
Class B common shares converted to Class A common shares (converted) (in shares) | shares						(29,800,000)
Share-based compensation	648,025				¥ 0	¥ 0	648,025	0	0	0	648,025	0
Appropriation to statutory reserves	0				0	0	0	39,007	(39,007)	0	0	0
Capital injection in subsidiaries from non-controlling interest shareholders	658				0	0	0	0	0	0	0	658
Acquisition of subsidiaries with non-controlling interest shareholders	(13,315)				0	0	(13,315)	0	0	0	(13,315)	0
Conversion of a subsidiary's preferred shares to ordinary shares upon the completion of its IPO	6,290,417				0	0	4,009,874	0	0	0	4,009,874	2,280,543
Proceed from a subsidiary's IPO, net of issuance cost	1,207,749				0	0	795,073	0	0	0	795,073	412,676
Disposal of subsidiaries with non-controlling interest shareholders	354,748				0	0	389,358	0	0	(529)	388,829	(34,081)
Components of comprehensive income
Net income (loss) attributable to YY Inc. and non-controlling interest shareholders	2,114,341				0	0	0	0	2,209,007	0	2,209,007	(94,666)
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value	(77,851)						0	0	(73,159)	0	(73,159)	(4,692)
Unrealized gain (loss) of available-for-sale securities	0	$ 0
Deemed dividend to subsidiary's Series A Preferred shareholders	(496,995)				0	0	0	0	(489,284)	0	(489,284)	(7,711)
Foreign currency translation adjustments, net of nil tax	636,488				0	0	0	0	0	434,080	434,080	202,408
Balance at Dec. 31, 2018	¥ 21,377,131	$ 3,109,174			¥ 59	¥ 21	¥ 11,168,866	¥ 101,725	¥ 6,913,469	¥ 336,152	¥ 18,520,292	¥ 2,856,839
Balance (in shares) at Dec. 31, 2018 | shares			981,740,848	288,182,976	981,740,848	288,182,976